As filed with the Securities and Exchange Commission on April 1, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  April 30, 2014

Date of reporting period:  January 31, 2014

Item 1. Schedules of Investments.

SiM Dynamic Allocation Diversified Income Fund
Schedule of Investments
at January 31, 2014 (Unaudited)

Shares		Value
	EXCHANGE-TRADED FUNDS - 92.4%
	Equity ETFs - 36.9%
3,454	Health Care Select Sector SPDR Fund	$193,286
3,980	iShares Cohen & Steers Realty Majors Index Fund	311,156
33,466	iShares Mortgage Real Estate Capped ETF	407,951
6,585	iShares MSCI EAFE Index Fund	418,872
4,804	iShares MSCI Emerging Markets Index	183,465
5,406	iShares Russell 1000 Growth Index Fund	451,292
3,947	iShares Russell 1000 Value Index Fund	358,348
1,980	iShares Russell 2000 Growth Index Fund	263,993
1,873	iShares Russell 2000 Value Index Fund	179,134
2,688	iShares Russell Midcap Growth Index Fund	221,652
2,814	iShares Russell Midcap Value Index Fund	181,531
6,014	SPDR Barclays Capital Convertible Securities ETF	284,402
5,334	SPDR S&P BRIC 40 ETF	114,254
5,880	Technology Select Sector SPDR Fund	204,742
1,875	Utilities Select Sector SPDR	73,313
4,806	Vanguard Growth ETF	433,357
5,777	Vanguard Value ETF	425,014
		4,705,762
	Fixed Income ETFs - 55.5%
2,857	iShares Barclays 7-10 Year Treasury Bond Fund	292,214
8,459	iShares Barclays Credit Bond Fund	919,662
12,664	iShares Barclays MBS Bond Fund	1,349,096
2,558	iShares Barclays TIPS Bond Fund	287,033
9,683	iShares iBoxx $ High Yield Corporate Bond Fund	902,940
9,667	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,124,659
6,345	iShares JP Morgan USD Emerging Markets Bond Fund	680,819
16,137	iShares S&P U.S. Preferred Stock Index Fund	611,915
22,219	SPDR Barclays Capital High Yield Bond ETF	906,313
		7,074,651
	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,023,772)	11,780,413

Principal Amount
	CORPORATE BONDS - 6.8%
	Accommodation and Food Services - 2.4%
	MGM Resorts International
$ 275,000	7.75%, 3/15/22	310,750
	Health Care and Social Assistance - 2.6%
	Kindred Healthcare, Inc.
305,000	8.25%, 6/1/19	328,638
	Professional, Scientific, and Technical Services - 1.8%
	Griffey Intermediate, Inc.
295,000	7.00%, 10/15/20 (b)	231,575
	TOTAL CORPORATE BONDS (Cost $903,609)	870,963

	SHORT-TERM INVESTMENTS - 1.5%
194,507	Fidelity Institutional Money Market Portfolio - Class I, 0.04% (a)	194,507
	TOTAL SHORT-TERM INVESTMENTS (Cost $194,507)	194,507

	Total Investments in Securities (Cost $12,121,888) - 100.7%	12,845,883
	Liabilities in Excess of Other Assets - (0.7)%	(91,922)
	NET ASSETS - 100.0%	$12,753,961

	ETF - Exchange-Traded Fund
	(a) Rate shown is the 7-day annualized yield as of January 31, 2014.

(b) Security purchased within the terms of a private placement memorandum, exemptfrom registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Strategic Income Management, LLC, the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of January 31, 2014, the value of these investments was $231,575 or 1.8% of net assets.

SiM Dynamic Allocation Equity Income Fund
Schedule of Investments
at January 31, 2014 (Unaudited)

Shares		Value
	EXCHANGE-TRADED FUNDS - 95.8%
	Equity ETFs - 85.5%
28,241	Health Care Select Sector SPDR Fund	$1,580,366
24,975	iShares Cohen & Steers Realty Majors Index Fund	1,952,546
73,020	iShares Mortgage Real Estate Capped ETF	890,114
47,552	iShares MSCI EAFE Index Fund	3,024,783
31,203	iShares MSCI Emerging Markets Index	1,191,643
39,268	iShares Russell 1000 Growth Index Fund	3,278,092
28,872	iShares Russell 1000 Value Index Fund	2,621,289
16,127	iShares Russell 2000 Growth Index Fund	2,150,213
18,242	iShares Russell 2000 Value Index Fund	1,744,665
21,721	iShares Russell Midcap Growth Index Fund	1,791,114
15,625	iShares Russell Midcap Value Index Fund	1,007,969
23,698	SPDR Barclays Capital Convertible Securities ETF	1,120,678
40,367	SPDR S&P BRIC 40 ETF	864,661
48,769	Technology Select Sector SPDR Fund	1,698,137
18,019	Utilities Select Sector SPDR	704,543
37,409	Vanguard Growth ETF	3,373,169
43,248	Vanguard Value ETF	3,181,754
		32,175,736
	Fixed Income ETFs - 10.3%
1,135	iShares Barclays 7-10 Year Treasury Bond Fund	116,088
3,756	iShares Barclays Credit Bond Fund	408,352
6,302	iShares Barclays MBS Bond Fund	671,353
1,026	iShares Barclays TIPS Bond Fund	115,127
5,437	iShares iBoxx $ High Yield Corporate Bond Fund	507,000
4,831	iShares iBoxx $ Investment Grade Corporate Bond Fund	562,039
3,307	iShares JP Morgan USD Emerging Markets Bond Fund	354,841
16,725	iShares S&P U.S. Preferred Stock Index Fund	634,212
12,574	SPDR Barclays Capital High Yield Bond ETF	512,893
		3,881,905
	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,533,822)	36,057,641

Principal Amount
	CORPORATE BONDS - 1.0%
	Health Care and Social Assistance - 1.0%
	Kindred Healthcare, Inc.
$ 355,000	8.25%, 6/1/19	382,513
	TOTAL CORPORATE BONDS (Cost $350,563)	382,513

	SHORT-TERM INVESTMENTS - 3.4%
1,263,706	Fidelity Institutional Money Market Portfolio - Class I, 0.04% (a)	1,263,706
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,263,706)	1,263,706

	Total Investments in Securities (Cost $30,148,091) - 100.2%	37,703,860
	Liabilities in Excess of Other Assets - (0.2)%	(87,929)
	NET ASSETS - 100.0%	$37,615,931

	ETF - Exchange-Traded Fund
	(a) Rate shown is the 7-day annualized yield as of January 31, 2014.

SiM Dynamic Allocation Funds
Notes to Schedule of Investments
January 31, 2014 (Unaudited)

Note 1 – Securities Valuation

The SiM Dynamic Allocation Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks, REITs, and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2014:

SiM Dynamic Allocation Diversified Income Fund
	Level 1	Level 2	Level 3	Total
Exchanged-Traded Funds
Equity	$4,705,762	$-	$-	$4,705,762
Fixed Income	7,074,651	-	-	7,074,651
Total Exchange-Traded Funds	11,780,413	-	-	11,780,413
Corporate Bonds	-	870,963	-	870,963
Short-Term Investments	194,507	-	-	194,507
Total Investments in Securities	$11,974,920	$870,963	$-	$12,845,883

SiM Dynamic Allocation Equity Income Fund
	Level 1	Level 2	Level 3	Total
Exchanged-Traded Funds
Equity	$32,175,736	$-	$-	$32,175,736
Fixed Income	3,881,905	-	-	3,881,905
Total Exchange-Traded Funds	36,057,641	-	-	36,057,641
Corporate Bonds	-	382,513	-	382,513
Short-Term Investments	1,263,706	-	-	1,263,706
Total Investments in Securities	$37,321,347	$382,513	$-	$37,703,860

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at January 31, 2014, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended January 31, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

SiM Dynamic Allocation Diversified Income Fund

Cost of investments	$12,002,143

Gross unrealized appreciation	$1,070,551
Gross unrealized depreciation	(226,811)
Net unrealized appreciation	$843,740

SiM Dynamic Allocation Equity Income Fund

Cost of investments	$29,841,756

Gross unrealized appreciation	$8,145,773
Gross unrealized depreciation	(283,669)
Net unrealized appreciation	$7,862,104

*
Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date  3/10/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  3/10/14

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  3/10/14

* Print the name and title of each signing officer under his or her signature.